Leases - Undiscounted Future Minimum Payments Under Non-Cancellable Leases (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Remainder of fiscal year	$ 1.7
Year one	7.5
Year two	7.6
Year three	7.2
Year four	6.8
Thereafter	22.9
Total future minimum lease payments	53.7
Less effects of discounting	11.8
Total lease liabilities	41.9
Current portion of operating lease liabilities	4.9	$ 4.0
Operating lease liabilities, net of current portion	$ 37.0	40.7
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Business Acquisition [Line Items]
Remainder of fiscal year		6.7
Year one		7.5
Year two		7.6
Year three		7.2
Year four		6.8
Thereafter		22.7
Total future minimum lease payments		58.5
Less effects of discounting		13.8
Total lease liabilities		44.7
Current portion of operating lease liabilities		4.0	$ 0.0
Operating lease liabilities, net of current portion		$ 40.7	$ 0.0